Equity-accounted investees - Shareholder Loans (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 1,744,859,000	$ 1,768,510,000	$ 898,720,000
Joint ventures
Disclosure of joint ventures [line items]
Facility size	139,183,000	186,067,000
Other borrowings (Note 16)	138,319,000	184,513,000
Carrying value | Joint ventures
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	139,183,000	186,067,000
TI Asia Ltd Revolving Loan | TI Asia Ltd
Disclosure of joint ventures [line items]
Notional amount	54,000,000
Facility size	34,163,000	45,671,000
Other borrowings (Note 16)	33,948,000	45,283,000
TI Asia Ltd Revolving Loan | Carrying value | TI Asia Ltd
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 34,163,000	45,671,000
TI Asia Ltd Revolving Loan | LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Asia Ltd Loan | TI Asia Ltd
Disclosure of joint ventures [line items]
Notional amount	$ 54,000,000
Facility size	34,163,000	45,671,000
Other borrowings (Note 16)	33,948,000	45,283,000
TI Asia Ltd Loan | Carrying value | TI Asia Ltd
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 34,163,000	45,671,000
TI Asia Ltd Loan | LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Africa Ltd Revolving Loan | TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount	$ 56,000,000
Facility size	35,429,000	47,362,000
Other borrowings (Note 16)	35,212,000	46,974,000
TI Africa Ltd Revolving Loan | Carrying value | TI Africa Ltd
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 35,429,000	47,362,000
TI Africa Ltd Revolving Loan | LIBOR | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Africa Ltd Loan | TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount	$ 56,000,000
Facility size	35,429,000	47,362,000
Other borrowings (Note 16)	35,212,000	46,974,000
TI Africa Ltd Loan | Carrying value | TI Africa Ltd
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 35,429,000	$ 47,362,000
TI Africa Ltd Loan | LIBOR | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%